Financial risks	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Financial risks
19. Financial risks
(1) Financial risk management policy
Toyota is exposed to various risks such as credit risk, liquidity risk and, market risk (foreign currency risk, interest rate risk, commodity price fluctuation risk and stock price fluctuation risk). To hedge market risk, Toyota also uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options. With respect to the execution and management of derivative transactions, Toyota follows company regulations that set out transaction authority, and it is a policy not to conduct speculative transactions using derivative financial instruments.
In addition, Toyota procures necessary funds (mainly bank borrowings and issuing corporate bonds) based on the capital expenditure plans, and temporary surplus funds are managed with highly safe financial assets and short-term working capital is procured through bank borrowings and commercial paper. As for liquidity risk concerning fund procurement, each company manages it by preparing a monthly cash flow plan, etc.
(2) Credit risk
Receivables related to financial services are exposed to credit risk. The risk arises from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota manages its credit risk by defining risk management methods and management systems for specific risks in accordance with the regulations on risk management. Based on such regulations, Toyota mitigates credit risk through periodical monitoring of customers’ credit status and undertaking the maturity control and account balance control, while detecting promptly any doubtful accounts caused by deterioration in the financial conditions.
Please see Note 3 “Allowance for credit losses on finance receivables” about measuring method of the expected credit losses on receivables related to financial services.
The carrying amount after impairment of financial assets presented in the consolidated financial statements, as well as guarantee obligations and loan commitments that are set forth in the notes to the consolidated financial statements, are the maximum exposure to the credit risk of Toyota’s financial assets that do not take into account the value of the acquired collateral. The allowance for credit exposures of loan commitments and financial agreements is measured in the same way that the allowance for retail receivables is measured.
Retail receivables and financial lease receivables are being secured by vehicles as collateral. Wholesale receivables and other dealer loans are secured by placing appropriate property as collateral. During the reporting period, there is no change in the policy regarding collateral.

The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	95,720	124,867	54,284	274,871
Provision for credit loss, net of reversal	34,386	64,742	142,299	241,427
Charge-offs	—	—	(150,458)	(150,458)
Other	(19,062)	(41,819)	31,193	(29,688)

Allowance for credit loss at end of year	111,044	147,790	77,318	336,152

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	111,044	147,790	77,318	336,152
Provision for credit loss, net of reversal	36,053	59,305	181,769	277,127
Charge-offs	—	—	(189,044)	(189,044)
Other	(29,265)	(56,209)	17,543	(67,931)

Allowance for credit loss at end of year	117,832	150,885	87,587	356,304

“Other” primarily includes reversal of allowance for credit loss due to the collection of retail receivables.
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	22,750,132	1,526,798	—	24,276,931
Past due less than 90 days	318,524	694,558	23,761	1,036,843
Past due 90 days or more	—	4,598	171,574	176,172

Total	23,068,656	2,225,954	195,335	25,489,945

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	25,114,478	1,335,387	12,067	26,461,932
Past due less than 90 days	306,022	658,638	20,028	984,689
Past due 90 days or more	—	16	191,385	191,401

Total	25,420,500	1,994,041	223,481	27,638,021

The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025
Allowance for credit loss at beginning of year	36,920	46,909
Provision for credit loss, net of reversal	23,617	31,539
Charge-offs	(7,676)	(10,311)
Other	(5,952)	(11,417)

Allowance for credit loss at end of year	46,909	56,721

“Other” primarily includes reversal of allowance for credit loss due to the collection of finance lease receivables.
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2024	2025
Current	3,057,602	3,340,414
Past due less than 90 days	60,316	67,627
Past due 90 days or more	25,506	29,928

Total	3,143,424	3,437,970

The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,640	4,582	5,399	24,622
Provision for credit loss, net of reversal	6,362	2,539	1,130	10,031
Charge-offs	—	—	(204)	(204)
Other	(3,521)	(1,191)	1,475	(3,236)

Allowance for credit loss at end of year	17,481	5,931	7,801	31,213

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	17,481	5,931	7,801	31,213
Provision for credit loss, net of reversal	10,856	3,746	1,448	16,050
Charge-offs	—	—	(698)	(698)
Other	(3,641)	(2,658)	(2,475)	(8,774)

Allowance for credit loss at end of year	24,697	7,018	6,076	37,791

“Other” primarily includes reversal of allowance for credit loss due to the collection of wholesale receivables and other dealer loans.
Toyota charges off the credit - impaired finance receivables when Toyota considers that all or part of it will not be collected. The amount of receivables related to financial services which has been charged off but subject to ongoing collection activity was not significant for the years ended March 31, 2024 and 2025.
The balances of the wholesale receivables and other dealer loan receivables portfolios by credit status, as well as loan commitments and financial guarantee contracts, as of March 31, 2024 and 2025 are as follows.
The wholesale and other dealer loan receivables portfolio segment is segregated into the following credit qualities below based on internal risk assessments by dealers.
Performing: Account not classified as either Credit Watch, At Risk or Default
Credit Watch: Account designated for elevated attention
At Risk: Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors

Default: Account is not currently meeting contractual obligations, or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	4,741,270	—	—	4,741,270
Credit Watch	61,078	132,721	—	193,799
At Risk	—	45,231	4,258	49,489
Default	—	—	21,209	21,209
Loan commitments	11,129,604	115,327	781	11,245,712
Financial guarantee contracts	3,200,368	36,964	—	3,237,333

Total	19,132,321	330,243	26,247	19,488,811

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	4,478,021	—	—	4,478,021
Credit Watch	213,400	143,979	—	357,379
At Risk	—	54,774	2,003	56,776
Default	—	—	10,360	10,360
Loan commitments	10,288,422	188,448	1,024	10,477,894
Financial guarantee contracts	2,234,393	24,001	—	2,258,395

Total	17,214,236	411,202	13,387	17,638,825

For the year ended March 31, 2024 and 2025, the amount of finance receivables the terms of which were modified due to deterioration in credit conditions was not significant for any portfolio of finance receivables, and the amount of payment defaults on finance receivables so modified were not significant for any portfolio of such receivables.
(3) Liquidity risk
To secure cash on hand necessary for carrying out operations, Toyota appropriately borrows from financial institutions and issues corporate bonds and medium-term notes or commercial paper, and there is a risk of failing to execute the payment on due date because of deterioration of fund procurement environment etc.
Toyota manages liquidity risk by monitoring the fund demand of each group company as appropriate, preparing a monthly-based funding plan, and comparing it with the daily cash flow. In addition to holding sufficient cash and cash equivalents in order to secure liquidity and stability of funds, to prepare for emergency situations such as sudden fund demand and market liquidity deterioration, a commitment line has been set up.

The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31, 2024

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,387,832	(1,398,947)	(1,398,947)	—	—	—
Commercial paper	4,100,127	(4,222,660)	(4,222,660)	—	—	—
Long-term debt	30,611,253	(33,286,908)	(10,862,374)	(13,051,900)	(6,770,969)	(2,601,665)
Lease liabilities	462,568	(517,763)	(83,145)	(115,664)	(74,847)	(244,107)

Total	36,561,780	(39,426,278)	(16,567,126)	(13,167,564)	(6,845,816)	(2,845,772)

Derivative financial liabilities
Interest derivative	238,503	(237,685)	(74,298)	(103,424)	(54,923)	(5,040)
Currency derivative
In	—	1,127,763	150,390	433,343	362,638	181,391
Out	193,686	(1,370,175)	(222,251)	(519,535)	(427,529)	(200,860)

Total	432,189	(480,098)	(146,158)	(189,617)	(119,815)	(24,508)

Total	36,993,969	(39,906,376)	(16,713,284)	(13,357,180)	(6,965,631)	(2,870,280)

As of March 31, 2025
	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,552,166	(1,565,387)	(1,565,387)	—	—	—
Commercial paper	3,912,303	(4,012,371)	(4,012,371)	—	—	—
Long-term debt	32,795,058	(35,293,975)	(11,209,068)	(15,485,265)	(6,190,498)	(2,409,143)
Lease liabilities	533,351	(630,013)	(102,412)	(159,500)	(94,354)	(273,747)

Total	38,792,879	(41,501,746)	(16,889,239)	(15,644,764)	(6,284,852)	(2,682,891)

Derivative financial liabilities
Interest derivative	196,389	(220,341)	(83,505)	(108,063)	(22,712)	(6,061)
Currency derivative
In	—	1,047,528	73,959	759,648	66,990	146,931
Out	123,493	(1,196,751)	(130,116)	(840,065)	(74,389)	(152,181)

Total	319,881	(369,564)	(139,663)	(188,480)	(30,111)	(11,311)

Total	39,112,760	(41,871,310)	(17,028,902)	(15,833,244)	(6,314,963)	(2,694,201)

As described above, Toyota raises funds through the issuance of corporate bonds and medium-term notes, and commercial paper. These funding mechanisms comply with the regulations of each respective country, and Toyota qualifies as an eligible issuer. Depending on the individual debt registration statement, this allows us to issue medium-term notes without a predetermined issuance limit, or to raise funds within a specified issuance limit.

The unused amount of funding with established issuance limits is as follows:

	Yen in millions
	March 31,
	2024	2025
Corporate bonds and medium-term notes	6,477,572	6,011,789
Commercial paper	1,241,053	1,241,283

Total	7,718,625	7,253,072

As of March 31, 2024 and 2025, Toyota has unused amounts of commitment lines from financial institutions of ¥5,507,761 million and ¥5,503,689 million, respectively.
As of March 31, 2024 and 2025, the balance of credit limits and other non-contractual
credit facilities with major banks is ¥47,000 million and ¥53,000 million, respectively.
(4) Foreign exchange risk
Toyota is subject to foreign currency exposure through transactions in foreign currencies related to purchases, sales and financing activities associated with conducting business worldwide. Toyota is exposed to fluctuation risks related to future profitability or assets and liabilities regarding operating cash flows denominated in foreign currencies and various financial instruments. The most significant foreign currency exposure is primarily caused by the U.S. dollar and the euro.
Toyota uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate currency swap agreements, and others, to manage the exposure to foreign currency exchange rate fluctuations.
Toyota uses
Value-at-risk
analysis measurement (“VaR”) to assess the risk of exchange rate fluctuation. Potential impact of pre-tax
cash flows on
VaR-integrated
foreign currency positions (including derivatives) for the years ended March 31, 2024 and 2025 is as follows:

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2024	411,300	403,025	413,800	389,000
For the year ended March 31, 2025	465,300	441,800	465,300	408,500
The Monte Carlo simulation method is used for Toyota’s VaR measurement, and measurement is based on a 95% confidence interval and a ten-day
holding period.
(5) Interest rate risk
In the course of conducting business activities, Toyota is exposed to interest rate risk due to fluctuation in market interest rates as it procures and invests funds necessary for working capital and capital investment. To maintain a desirable level of exposure related to interest rate fluctuation risk and minimize interest expense, Toyota conducts various financial instruments transactions.

Sensitivity analysis of Toyota’s interest rate risk associated with holding financial instruments if the interest rate increases by 1% is as follows. In this analysis, all other variables are assumed to be constant.

	Yen in millions
	For the years ended March 31,
	2024	2025
Impact on income before income taxes	(49,799)	(104,706)
Impact on other comprehensive income, before tax effect	(221,420)	(235,959)
(6) Market price fluctuation risk
Toyota is exposed to risks arising from increased costs due to commodity price fluctuations, such as iron and steel, precious metals and non-ferrous
alloys used in the manufacture of automobiles. Toyota controls the price risk associated with the purchase of those commodities by maintaining inventory at the minimum level.
Toyota is exposed to stock price fluctuation risk because it owns shares of companies that have business relationships mainly for promoting smooth business activities. Toyota periodically reviews the fair values and financial situations of the business partner companies and, taking into consideration the relationship with them, continually reviews the holding status. The impact on other comprehensive income, before tax effect when the declared price of equity financial assets (shares) in active markets changes by 10% for the year ended March 31, 2024, and 2025 is ¥364,120 million and ¥305,475 million, respectively.